Consolidated Balance Sheets (Parenthetical) - $ / shares		12 Months Ended
	Apr. 13, 2020	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value		$ .001	$ .001
Preferred stock, shares authorized		10,000,000	10,000,000
Common stock, par value		$ 0.498	$ 0.498
Common stock, shares authorized		900,000,000	900,000,000
Common stock, shares issued		16,871,351
Common stock, shares outstanding		16,871,351
Reverse stock split	1-for-500 reverse stock split	1-for-500 reverse stock split	1-for-500 reverse stock split
Series E Preferred Stock [Member]
Preferred stock, shares authorized		6,000,000
Preferred stock, shares issued		5,000,000	5,000,000
Preferred stock, shares outstanding		5,000,000	5,000,000
Series F Preferred Stock [Member]
Preferred stock, shares issued		10,000	10,000
Preferred stock, shares outstanding		10,000	10,000